Significant changes in the current reporting period	12 Months Ended
Jun. 30, 2024
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period	Significant changes in the current reporting period
(i)    Significant events
The financial position and performance of the Group was affected by the following events during the year ended June 30, 2024:
•In August 2023, the FDA provided a complete response letter ("CRL") to the Group's Biologics License Application ("BLA") resubmission for remestemcel-L for the treatment of pediatric steroid-refractory acute graft versus host disease ("SR-aGVHD") and required more data to support marketing approval, including potency assay or clinical data. In March 2024, the FDA informed the Group that, following additional consideration, the available clinical data from the Phase 3 study MSB-GVHD001 appears sufficient to support submission of the proposed BLA for remestemcel-L for the treatment of pediatric patients with SR-aGVHD. In July 2024, as discussed in Note 15, the Group resubmitted its BLA for approval of remestemcel-L for the treatment of pediatric patients with SR-aGVHD, addressing remaining items in the August 2023 CRL. In July 2024, the FDA accepted the Group's BLA resubmission and set a Prescription Drug User Fee Act ("PDUFA") goal date of January 7, 2025. Assumptions associated with SR-aGVHD are included within the impairment assessment of Osiris mesenchymal stem cell ("MSC") products within in-process research and development, contingent consideration, pre-launch inventory and the NovaQuest borrowings on the consolidated balance sheet and forecast net operating cash usage. The outcome from the FDA decision on the Group's BLA resubmission could lead to a change in the assumptions used within these areas.
•In March 2024, the Group completed a pro-rata accelerated non-renounceable entitlement offer together with an institutional placement of new fully paid ordinary shares in Mesoblast Limited to existing eligible shareholders that was launched in December 2023, raising A$97.0 million at an issue price of A$0.30 per share. Proceeds of $39.7 million (A$60.3 million) and $24.7 million (A$36.7 million) were received and recognized in cash and cash equivalents in December 2023 and March 2024, respectively.